JUPITER SATURN HOLDING COMPANY

c/o Watson Wyatt Worldwide, Inc.

875 Third Avenue

New York, NY 10022

November 4, 2009

VIA EDGAR AND HAND DELIVERY

Mail Stop 3010

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Jupiter Saturn Holding Company

Registration Statement on Form S-4/A

Filed October 19, 2009

File No. 333-161705

Dear Ms. Garnett:

On behalf of Jupiter Saturn Holding Company (the “Company”), this letter responds to the letter of the Division of Corporation Finance of the U.S. Securities and Exchange Commission (the “Staff”), dated November 2, 2009, setting forth comments to the Registration Statement on Form S-4/A (the “S-4/A”) filed by the Company with the U.S. Securities and Exchange Commission (the “Commission”) on October 19, 2009. Set forth below are the Staff’s comments, indicated in bold, and the Company’s responses. Page references in our responses are to Amendment No. 2 to the S-4 (“Amendment No. 2”), which is being filed by the Company today with the Commission by electronic submission. Any terms not defined herein shall have the meanings set forth in Amendment No. 2.

Towers Watson and its subsidiaries could encounter significant obstacles.…page 44

1.	We note your additional risk factor disclosure in response to comment 13. In order to put this risk in better context for investors, please explain what you mean by “run-off mode.”

The Company has revised the disclosure on page 44 to explain the meaning of “run-off mode.”

Background of the Merger. page 61

2.	We note that the merger agreement was amended on October 19, 2009. Please update this section of the prospectus to describe the purpose of the amendment and the negotiations leading up to the amendment.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

The Company has revised the disclosure on page 73 to update the “Background of the Merger” to describe the purpose of the amendment and the negotiations leading up to the amendment.

3.	We reissue comment 20. Please revise to disclose the number of other candidates and clarify whether the board authorized discussions with any of these other candidates. If it did not, please disclose that fact and explain why it did not.

The Company has revised the disclosure on page 63 to address this comment.

Opinion of Towers Perrin’s Financial Advisor, page 80

4.	We note your response to prior comment 31. Please revise to disclose the assumptions underlying the Goldman Sachs opinion, which are described in your response.

In response to the Staff’s comment, the following text has been inserted immediately prior to the Selected Companies Analysis as part of the lead in to the description of all of the analytics:

In rendering its opinion that the Towers Perrin final exchange ratio of Towers Watson Class B common stock was fair from a financial point of view to the shareholders of Towers Perrin common stock, Goldman Sachs used the number of shares of Towers Perrin and Watson Wyatt common stock outstanding as of June 26, 2009, provided by Towers Perrin and Watson Wyatt management, respectively, and assumed, among other things, that (i) the same number of shares will be outstanding immediately prior to the completion of the merger, (ii) the Towers Perrin security holders will have an implied ownership of 50% of Towers Watson and (iii) the pool of cash and Towers Watson Notes available for redemption of Towers Watson Class R common stock will be an amount equal to $200 million.

Selected Transaction Analysis, page 84

5.	It appears that Goldman Sachs evaluated enterprise value as a multiple of LTM EBITDA and LTM EBIT, in addition to LTM Sales. Please expand the disclosure to include the results of these analyses or tell us why you have omitted them.

In response to the Staff’s comment, Goldman Sachs has informed the Company that data points for each of LTM EBITDA and LTM EBIT were available for only two of the six selected transactions. Goldman Sachs has also informed the Company that in its professional view, these data points were not necessarily representative with respect to the selected transactions generally or meaningful and consequently were not material to its fairness analysis.

Opinion of Watson Wyatt’s Financial Advisor. page 88

6.	We note that Bank of America Merrill Lynch conducted an analysis of selected precedent transactions. Please revise to include a summary of this analysis or tell us why you believe it is appropriate to omit this analysis.

BofA Merrill Lynch has informed the Company that it provided an analysis of selected precedent transactions to Watson Wyatt solely on an informational basis and that such analysis was not part of BofA Merrill Lynch’s fairness analysis. Each of the transactions included in the selected precedent transactions analysis involved the sale of control by one company and the acquisition of such control by another. BofA Merrill Lynch viewed the merger as a “merger of equals,” with no control being sold or acquired. BofA Merrill Lynch therefore did not consider any of the selected precedent transactions as directly comparable to the merger, and as a result the selected precedent transactions analysis was not part of its fairness analysis.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Other Interest, page 98

7.	Refer to the disclosure at the top of page 101. Please revise to briefly explain the reason for granting options to the Watson Wyatt executive officers on September 9, 2009. Also, please tell us whether the option grants were registered or exempt from registration under the 1933 Act.

The Company has provided the requested disclosure on page 103. We also direct the Staff’s attention to Watson Wyatt’s Current Report on Form 8-K, filed on September 10, 2009, and Watson Wyatt’s Annual Report on Form 10-K/A, filed on October 20, 2009, both of which are incorporated by reference into the S-4/A and explain Watson Wyatt’s reasons for granting stock options. These option grants were registered pursuant to Watson Wyatt’s Registration Statement on Form S-8, filed on October 16, 2000 (Registration No. 333-48010).

Senior Credit Facility, page 105

8.	To the extent known, please disclose the rate of interest under the Senior Credit Facility.

Watson Wyatt and Towers Perrin have entered into a commitment letter with respect to the Senior Credit Facility, but have not yet entered into a definitive credit agreement establishing the Senior Credit Facility. The Company has included additional information about the expected interest rate under the Senior Credit Facility on page 107.

Conversion of Stock, Stock Options, and Other Awards. page 108

9.	We reissue comment 42. We note your revised disclosure on page 109; however, it is still unclear how you determined $6.55 million to be the “specified dollar amount.” Please revise.

The Company has revised the disclosure on page 111 to address this comment.

10.	We note your response to prior comment 44; however, we are unable to locate examples that illustrate how the merger consideration will be calculated for each group of stockholders. Please revise as previously requested or direct us to the applicable disclosure.

The Company included a table on page 9 in response to prior comment 44, which table has been revised to address this comment.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

11.	Refer to the discussion of accounting for Watson Wyatt options on page 110. Please revise to clarify how you determined that 36,562 was the appropriate number to reflect the outstanding options, rather than the full amount of 125,648.

The Company has provided the requested disclosure on page 112.

12.	Please refer to the penultimate bullet point on page 109. We note your statement that each Towers Perrin RSU (that is not held by a Guaranteed RSU Holder) will be converted into shares of Towers Watson restricted Class A common stock equal to the Towers Perrin final exchange ratio, subject to proration. Use of the final exchange ratio in this instance would produce a number of shares equal to 90% of the total shares of Towers Watson common stock received by Towers Perrin Shareholders, which would then be pro-rated to equal 10% of the total shares of Towers Watson common stock received by Towers Perrin security holders. Please revise to clarify, if true; that although the RSU holders’ allocation will be based, in part, on the final exchange ratio, their allocation will not be “equal to” the final exchange ratio.

The Company has revised the disclosure on page 111 to address this comment.

The Class R and Class S Elections, page 115

13.	We note your response to prior 46. Please revise the disclosure at the top of page 116 to state the specific age and years of service criteria that determine the Class R Eligible Participants. Also, please clarify whether the reference to a “select number” of Towers Perrin shareholders means that not all persons who meet the age and years of service criteria will be Class R Eligible Participants. Disclose any additional criteria that will apply.

The Company has revised the disclosure on page 119 to address this comment.

Material Income Tax Considerations, page 133

14.	We note your response to prior comment 51. We also note that receipt of the tax opinions at closing is a waiveable condition to the merger agreement. Considering that this is a waiveable condition, you must file final, executed tax opinions as exhibits to the registration statement, as required by Item 601(b)(8) of Regulation S-K. Please revise the disclosure to clarify that it is based on the opinion of counsel and file final, executed opinions as exhibits to the registration statement.

The Company has revised the disclosure on page 138 to address this comment and has filed final, executed opinions as exhibits to Amendment No. 2.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

15.	Refer to the first full paragraph on page 139. Please tell us whether you intend to file the Milbank Tweed opinion as an exhibit to the registration statement. If not, please explain why. If you do plan to file it, please include the opinion in your exhibit index and provide a draft for us to review.

The Company has filed the Milbank Tweed opinion referenced by this comment as an exhibit to Amendment No. 2, and has revised the disclosure in Amendment No. 2 accordingly.

5. Pro Adjustments, page 194

16.	Please tell us how you determined it was appropriate to record adjustment M) in your Pro Forma Condensed Combined Statement of Operations. Specifically; explain to us how this adjustment is factually supportable. Please refer to Article 11 of Regulation S-X.

The previous adjustment M) in our Pro Forma Condensed Combined Statement of Operations included a $116 million reduction in annual aggregate Towers Perrin bonus payments to reflect compensation levels appropriate for Towers Watson as a public company. Compensation expense recorded by Towers Perrin and included in salaries and employee benefits expense has historically reflected its private company structure, where the majority of profits are paid to employees, including principals, each year. The $116 million reduction in bonus was determined by applying a methodology comparable to Watson Wyatt’s historical bonus practices to Towers Perrin’s financial results for the 12-month period ended June 30, 2009.

After giving consideration to the Staff’s comments, we reviewed the factually supportable criteria in Article 11 and determined that the adjustment did not meet the criteria. Accordingly, we have revised the disclosure on page 218 to exclude the previous adjustment M) in the Pro Forma Condensed Combined Statement of Operations and renumbered the adjustments. To disclose our intent to reduce bonus payments to compensation levels appropriate for Towers Watson as a public company, disclosure of the planned cost savings has been added on pages 22 and 208.

Exhibit 5.1

17.	We note that counsel has assumed “completion of all corporate action required to be taken by the Company, Watson Wyatt and Towers Perrin to duly authorize the Indenture and the issuance of the Securities.” Since counsel is opining on whether the securities are duly authorized, it is not appropriate for counsel to make this assumption. Please provide a revised opinion that omits the assumption or tell us why you believe it is appropriate.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

The Company’s counsel has revised the opinion filed as Exhibit 5.1 to address this comment.

18.	Please have counsel confirm to us in writing that the reference to Delaware General Corporation Law in paragraph (A.) includes statutory provisions, all applicable provisions of the Delaware Constitution, and reported judicial decisions interpreting these laws.

The Company’s counsel has revised the opinion filed as Exhibit 5.1 to provide that the reference to Delaware General Corporation Law in paragraph (A.) includes statutory provisions, all applicable provisions of the Delaware Constitution, and reported judicial decisions interpreting these laws.

Exhibit 8.1

19.	We note that your form of opinion covers the registration statement “as amended by Amendment No. 1, dated October 19, 2009.” Please be sure that the opinion covers the version of the registration statement at the time of effectiveness.

Towers Perrin’s counsel has revised the opinion filed as Exhibit 8.1 to address this comment.

20.	We note that counsel relied on the Representation Letters in rendering its opinion. Please provide a revised opinion to clarify that counsel relied only on factual representations of the companies. Provide a similar clarification in Exhibit 8.2.

Counsel has revised the opinions filed as Exhibits 8.1 and 8.2 to address this comment.

*        *        *

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

The Company would like to commence the solicitation process as soon as practicable. Once you have has advised us that the Staff has no further comments, the Company intends to file an acceleration request to have the S-4/A declared effective on the second business day after that request is filed, or as soon thereafter as is practicable.

If you have any questions, please do not hesitate to contact Stephen I. Glover of Gibson, Dunn & Crutcher LLP at (202) 955-8593 or Charles J. Conroy of Milbank, Tweed, Hadley & McCloy LLP at (212) 530-5671. In addition, please feel free to contact me at (703) 258-8000.

Sincerely,

/s/ John J. Haley
John J. Haley
Chief Executive Officer

Enclosures

cc:	Erin McPhee – U.S. Securities and Exchange Commission

Kristi Marrone – U.S. Securities and Exchange Commission

Angela McHale – U.S. Securities and Exchange Commission

Mark V. Mactas – Towers, Perrin, Forster & Crosby, Inc.

Stephen I. Glover – Gibson, Dunn & Crutcher LLP

Charles J. Conroy – Milbank, Tweed, Hadley & McCloy LLP